Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		57 Months Ended	63 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Income Statement [Abstract]
Revenue	$ 343,889		$ 368,429		$ 99,475		$ 99,475	$ 467,904
Cost of sales	292,851		301,407		49,932		49,932	351,339
Gross profit	51,038		67,022		49,543		49,543	116,565
General and administrative expenses	593,998	613,121	1,033,007	2,324,387	4,645,763	28,795	4,791,979	5,824,986
Loss from operations	(542,960)	(613,121)	(965,985)	(2,324,387)	(4,596,220)	(28,795)	(4,742,436)	(5,708,421)
OTHER INCOME (EXPENSE)
Interest expense	(778,761)	(5,677)	(802,508)	(7,936)	(24,971)	(230)	(25,201)	(827,709)
Value of warrants in excess of the amount of additional paid-in capital received in the related private placement of restricted common stock				(2,373,248)	(2,405,303)		(2,405,303)	(2,405,303)
Decrease in fair value of warrants	(227,685)	(1,448,481)	(245,764)	(942,335)	4,101,743		4,101,743	3,855,979
Impairment charge - intellectual property					(2,662,000)		(2,662,000)	(2,662,000)
Amortization of deferred financing costs	(35,451)	(482,335)	(69,451)		(10,549)		(10,549)	(80,000)
Gain on forgiveness of debt						12,500	12,500	12,500
Total Other Income (Expense)	(1,041,897)	(1,936,493)	(1,117,723)	(3,323,519)	(1,001,080)	12,270	(988,810)	(2,106,533)
Net loss	$ (1,584,857)	$ (2,549,614)	$ (2,083,708)	$ (5,647,906)	$ (5,597,300)	$ (16,525)	$ (5,731,246)	$ (7,814,954)
Weighted average number of common shares outstanding, basic and diluted	79,944,399	61,317,314	75,720,132	57,407,505	61,673,449	49,000,000
Basic and diluted net loss per share attributable to common stockholders	$ (0.02)	$ (0.04)	$ (0.03)	$ (0.10)	$ (0.09)	$ 0.00